Principal Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel

November 1, 2024

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Attn: Min S. Oh, Esq.
Senior Counsel
Division of Investment Management – Disclosure Review and Accounting Office

Re:    Principal Life Insurance Company
    Principal® Strategic Outcomes
Post Effective Amendment No. 1 to Registration Statement
File No.: 333-282081

Dear Commissioners:
On behalf of Principal Life Insurance Company (the “Company”), transmitted for filing under the Securities Act of 1933 is post-effective amendment no. 1 (the “Amendment”) to the above-referenced registration statement for Principal® Strategic Outcomes, a single premium index-linked deferred annuity contract (the “Contract”). The primary purpose of the Amendment is to convert the registration statement from Form S-1 to Form N-4 based on the amendments to Form N-4 adopted by the Securities and Exchange Commission on July 1, 2024. See Registration for Index-Linked Annuities and Registered Market Value Adjustment Annuities, Amendments to Form N-4 for Index-Linked Annuities, Registered Market Value Adjustment Annuities, and Variable Annuities; Other Technical Amendments; Release Nos. 33-11294, 34-100450, IC-35273.
In addition, the Amendment also reflects the following noteworthy changes to the Contract:
•For Contracts issued on or after May 1, 2025, making the Bond Adjustment inapplicable to the Free Surrender Amount.
•Adding new Index-Linked Segment Options with a 0% Buffer Rate.
•Adding new Index-Linked Segment Options with a 20% Buffer Rate.
•Adding new Index-Linked Segment Options linked to the performance of the Nasdaq-100 Index.
The Company intends that the registration statement, as amended, will become effective on or about May 1, 2025. The Company intends to file delaying amendments, as necessary, to delay effectiveness until such time. Please direct any questions about this filing to the undersigned at 515-247-6785.
Sincerely,
/s/ Scott Van Wyngarden
Scott Van Wyngarden
Counsel, Registrant

cc: Ronald Coenen Jr., Eversheds Sutherland (US) LLP